INCOME TAXES (Deferred Tax Assets and Liabilities) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Deferred tax assets, current:
Tax loss carry forwards		17,547	21,269
Deductible temporary differences related to:
rental expenses		3,888	3,009
pre-operating expenses		5,618	8,886
deferred revenue, current		43,075	42,670
accruals for customer reward program		1,003	915
others		16,411	12,154
Valuation allowance		(7,173)	(13,457)
Current deferred tax assets	12,900	80,369	75,446
Deferred tax assets, non-current:
Tax loss carry forwards		158,124	101,649
Deductible temporary differences related to:
rental expenses		213,389	185,448
pre-operating expenses		8,898	16,100
deferred revenue, non current		8,715	15,331
unfavorable lease related to acquisitions		91,751	98,188
Impairment loss of property and equipment		42,643	39,499
others		3,051	1,190
Valuation allowance		(215,809)	(257,640)
Non-current deferred tax assets	49,881	310,762	199,765
Total deferred tax assets		391,131	275,211
Deferred tax liabilities, current:
Withholding tax for profit distribution of previous periods (refer to Income Tax - PRC)		29,439	38,313
Deferred tax liabilities, non-current:
Recognition of intangible assets related to acquisition of Motel 168		273,986	282,638
Other taxable temporary differences		14,335	12,090
Non-current deferred tax liabilities	46,279	288,321	294,728
Total deferred tax liabilities		317,760	333,041